Interest Expense - Summary of Interest Expense (Net) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Interest costs [abstract]
Gross interest expense	$ 1,148.5	₨ 86,899.6	₨ 72,714.5	₨ 59,734.5
Less: Interest capitalized	(189.6)	(14,346.5)	(15,128.5)	(12,943.2)
Total	$ 958.9	₨ 72,553.1	₨ 57,586.0	₨ 46,791.3